Trade and other receivables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade accounts receivable	$ 4,956,613	$ 4,423,315
Other receivable (note 6)	748,585	1,487,255
Less: allowance for doubtful accounts	(399,470)	(316,202)	$ (123,338)
Trade and other receivables	5,305,728	5,594,368
Unbilled revenue	634,226	807,067
Assistance receivable	0	574,703
Sales Tax Receivable	$ 114,359	$ 105,485